Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense, Net [Abstract]
2017	$ 740,438,000
2018	641,122,000
2019	559,252,000
2020	476,878,000
2021	395,448,000
Thereafter	1,360,906,000
Total	4,174,044,000
operating lease rental expense	$ 754,380,000	$ 754,380,000	$ 729,387,000